Income Taxes - Schedule of the Changes in the Gross Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of the year	$ 4,995	$ 2,872
Increases related to prior year tax positions	3,523	0
Decreases related to prior year tax positions	0	0
Increases related to current year tax positions	0	2,123
Unrecognized tax benefits, end of year	$ 8,518	$ 4,995